CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS		6 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues		$ 4,363,543	¥ 30,405,153		¥ 42,271,729
Cost of revenues and related tax		2,645,989	18,437,241		27,034,637
Gross profit		1,717,554	11,967,912		15,237,092
Selling and distribution expenses		381,871	2,660,873		4,909,361
General and administrative expenses		1,918,258	13,366,413		18,903,138
Provision for (net recovery of) doubtful accounts		3,665	25,537		(1,494,707)
Research and development expenses		415,512	2,895,286		1,654,702
Operating expenses		2,719,306	18,948,109		23,972,494
Loss from operations		(1,001,752)	(6,980,197)		(8,735,402)
Other income (expenses)
Subsidy income		122,616	854,389		55,706
Interest income		12,306	85,745		32,109
Interest expense		(109,260)	(761,322)		(856,571)
Income (loss) from investment in unconsolidated entity		20,277	141,288		(844,369)
Foreign exchange transaction gain		30	209		17,651
Other income (expense)		(8,720)	(60,760)		387,439
Other income (expense), net		37,249	259,549		(1,208,035)
Loss before income tax		(964,503)	(6,720,648)		(9,943,437)
Income tax expenses		45,465	316,799		2,002
Net loss		(1,009,968)	(7,037,447)	$ (1,427,302)	(9,945,439)
Less: Net (loss) income attributable to non-controlling interests		(48,256)	(336,250)		138,804
Net loss attributable to Recon Technology, Ltd		(961,712)	(6,701,197)		(10,084,243)
Comprehensive loss
Net loss		(1,009,968)	(7,037,447)	$ (1,427,302)	(9,945,439)
Foreign currency translation adjustment		1,379	9,610		1,195,328
Comprehensive loss		(1,008,589)	(7,027,837)		(8,750,111)
Less: Comprehensive (loss) income attributable to non- controlling interests		(48,256)	(336,250)		138,804
Comprehensive loss attributable to Recon Technology, Ltd		$ (960,333)	¥ (6,691,587)		¥ (8,888,915)
Loss per common share - basic and diluted | (per share)		$ (0.22)	¥ (1.51)		¥ (2.72)
Weighted - average shares -basic and diluted	[1]	4,449,980	4,449,980	3,711,083	3,711,083
Related Party [Member]
Revenues		$ 0	¥ 0		¥ 316,983
Cost of revenues and related tax		0	0		120,142
Third Party [Member]
Revenues		4,363,543	30,405,153		41,954,746
Cost of revenues and related tax		2,645,989	18,437,241		¥ 26,914,495
Provision for (net recovery of) doubtful accounts		$ 8,559	¥ 59,638

[1]	Retrospectively restated for effect of stock split on December 27, 2019